Employee Benefits - Employee Share Issuances (Detail)	12 Months Ended
	Dec. 31, 2015 € / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 € / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 € / shares	Dec. 31, 2013 $ / shares
Euro [Member]
Number of shares
Conditional shares outstanding at January 1, 2015	1,093,178	1,093,178
Granted	326,601	326,601
Vested	(600,298)	(600,298)
Forfeited	(14,973)	(14,973)
Conditional shares outstanding at December 31, 2015	804,508	804,508	1,093,178	1,093,178
Weighted average fair value at grant date (EUR and USD-denominated)
Conditional shares outstanding at January 1, 2015 | € / shares	€ 53.96
Granted | € / shares	88.83		€ 65.71		€ 55.83
Vested | € / shares	49.90
Forfeited | € / shares	59.26
Conditional shares outstanding at December 31, 2015 | € / shares	€ 71.05		€ 53.96
USD denominated [Member]
Number of shares
Conditional shares outstanding at January 1, 2015	921,215	921,215
Granted	418,705	418,705
Vested	(474,363)	(474,363)
Forfeited	(62,511)	(62,511)
Conditional shares outstanding at December 31, 2015	803,046	803,046	921,215	921,215
Weighted average fair value at grant date (EUR and USD-denominated)
Conditional shares outstanding at January 1, 2015 | $ / shares		$ 82.16
Granted | $ / shares		102.42		$ 84.62		$ 83.58
Vested | $ / shares		81.53
Forfeited | $ / shares		90.31
Conditional shares outstanding at December 31, 2015 | $ / shares		$ 92.46		$ 82.16